Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Total deposits payable on a fixed date	$ 31,317	$ 29,673
Deposits booked payable on a fixed date	292,753	276,222
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	12,992	37
More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	260,007	246,685
Canada [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	179,587	160,069
Canada [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	165,061	145,574
Canada [member] | More Than One Hundred Thousand [member] | 0 to 3 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	65,563	55,190
Canada [member] | More Than One Hundred Thousand [member] | 3-6 month [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	8,403	3,836
Canada [member] | More Than One Hundred Thousand [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	18,226	12,909
Canada [member] | More Than One Hundred Thousand [member] | After 12 months [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	72,869	73,639
United States [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	86,000	86,805
United States [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	67,790	71,770
Other countries [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	27,166	29,348
Other countries [member] | More Than One Hundred Thousand [member]
Disclosure Of Deposits [line items]
Deposits booked payable on a fixed date	27,156	29,341
U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposits liabilities	274,625	259,747
Non USD Non CAD [member]
Disclosure Of Deposits [line items]
Deposits liabilities	$ 33,792	$ 37,427